LIQUIDITY	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
LIQUIDITY

2. LIQUIDITY

The Company had cash of $3,094,088 and $16,062,047 as of June 30, 2024 and December 31, 2023, respectively. Net loss was $0.35 million and $0.28 million for six months ended June 30, 2024 and 2023. The Company had working capital of $12.40 million and $12.75 million as of June 30, 2024 and December 31, 2023, respectively. The Company have funded working capital and other capital requirements primarily by equity contributions from shareholders. Cash is required to pay purchase costs for inventory, salaries, selling expenses, rental expenses, income taxes, and other operating expenses.

In assessing liquidity, management monitors and analyses cash on hand, ability to generate sufficient revenue sources in the future, and operating and capital expenditure commitments. For the six months ended June 30, 2024, major shareholders have contributed approximately $204,475 to the Company.